Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005512 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005512 | Top10HoldingT. Rowe Price U.S. High Yield ETFBNY-87283Q875
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005512 | Top10HoldingT. Rowe Price Floating Rate FundBNY-87279B403
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005512 | Top10HoldingT. Rowe Price QM U.S. Bond ETFBNY-87283Q602
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005512 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005512 | Top10HoldingT. Rowe Price Total Return ETFBNY-87283Q800
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005512 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005512 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005512 | Top10HoldingT. Rowe Price Dynamic Credit FundBNY-77956H153
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005512 | Top10HoldingT. Rowe Price Emerging Markets Local Currency Bond FundBNY-87281D769
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005512 | Other0BNY-3142FRPN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005512 | 0BNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000005512 | 0BNY-411707AH5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005512 | 0BNY-08164AAG7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005512 | 0BNY-3142FRPN5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227147 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000227147 | Top10HoldingT. Rowe Price U.S. High Yield ETFBNY-87283Q875
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227147 | Top10HoldingT. Rowe Price Floating Rate FundBNY-87279B403
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227147 | Top10HoldingT. Rowe Price QM U.S. Bond ETFBNY-87283Q602
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227147 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227147 | Top10HoldingT. Rowe Price Total Return ETFBNY-87283Q800
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227147 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227147 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227147 | Top10HoldingT. Rowe Price Dynamic Credit FundBNY-77956H153
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227147 | Top10HoldingT. Rowe Price Emerging Markets Local Currency Bond FundBNY-87281D769
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227147 | Other0BNY-3142FRPN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227147 | 0BNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000227147 | 0BNY-411707AH5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227147 | 0BNY-08164AAG7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227147 | 0BNY-3142FRPN5
Holdings [Line Items]
Percent of Net Asset Value	0.00%